Performance Management - Cultivar ETF	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free 833-930-2229.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 11.10% (quarter ended 12/31/2023) and the lowest quarterly return was -9.35% (quarter ended 9/30/2022).

The year to date return as of September 30, 2025 was 12.18%.

Year to Date Return, Label [Optional Text]	year to date return
Bar Chart, Year to Date Return	12.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.35%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	3.09%	3.56%
Return After-Taxes on Distributions	2.14%	2.52%
Return After-Taxes on Distributions and Sale of Fund Shares	2.32%	2.47%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	23.81%	8.78%
(1)	The Fund commenced operations on December 22, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	833-930-2229